13F-HR
          09/30/2001

           0000850403
           $xdqgj5p

          NONE
     1

          STEVE WALLACE
         (703) 243-4433

    stevew@sipemi.com

          13F-HR
     FORM 13F HOLDING REPORT
               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549

							FORM 13F
                    FORM 13F COVER PAGE
          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 09/30/2001 Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: STRATEGIC INVESTMENT MANAGEMENT INTERNATIONAL
Address: 1001 19th Street, North, 16th Floor
          Arlington, VA 22209-1722

13F File Number: 28-2495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name: Kenneth Grossfield
Title: General Counsel
Phone #: (703) 243-4433
Signature, Place, and Date of Signing:
Kenneth Grossfield               Arlington, Virginia      12/03/2001

Report Type (Check only one.)
[ ]      13F HOLDING REPORT
[ ]      13F NOTICE
[X]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
No.   13F File#	          Name
 1   028-03377            Grantham, Mayo, van Otterloo & Co.
 2   028-1944             John A. Levin Company
 3   028-04099            Loomis, Sayles and Co.
 4   028-02842            Numeric Investors, L.P.
 5   028-4372             Westpeak Investment Advisors




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                 2
FORM 13F Information Table Value Total:                            22,613,277.00

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL   SH/    INVESTMENT   OTHER          (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT     PRN    DISCRETION   MNGRS    SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
IShares			    Russell  464287689     14238          248,490       SH      SOLE               248,490
IShares                      MSCI    464286848      8375          997,000       SH      SOLE               997,000